Income Tax Expense - Disclosure of Deferred Tax Assets Liability Adjustments (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets for tax losses not recognized comprises:
Unused tax losses for which no deferred tax asset has been recognized	$ 399,133,050	$ 310,330,626	$ 221,070,595
Total deferred tax assets for tax losses not recognized	$ 61,624,110	$ 58,586,607	$ 42,042,046